CONCENTRATIONS (Details Narrative)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Cash and cash equivalents	$ 1,379,434		$ 470,335	$ 182,829	$ 614,008
CHINA
Cash and cash equivalents	470,335		$ 182,829
CHINA | Maximum [Member]
Cash insured amount	$ 70,692	¥ 500,000